Rockefeller US Small Cap Core Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Banks - 2.6%
First Bancorp.	52,635	$2,873,345

Capital Markets - 7.9%
Donnelley Financial Solutions, Inc. (a)	37,493	2,128,478
Perella Weinberg Partners	80,216	1,775,180
StoneX Group, Inc. (a)	46,865	4,788,197
		8,691,855

Communications Equipment - 2.8%
Calix, Inc. (a)	51,118	3,038,965

Construction & Engineering - 2.4%
Limbach Holdings, Inc. (a)	23,199	2,657,677

Consumer Finance - 2.1%
FirstCash Holdings, Inc.	15,354	2,261,184

Diversified Consumer Services - 5.2%
Stride, Inc. (a)	21,570	3,520,008
Universal Technical Institute, Inc. (a)	82,876	2,203,673
		5,723,681

Electronic Equipment, Instruments & Components - 8.6%
ePlus, Inc.	39,304	2,844,430
Mirion Technologies, Inc. (a)	96,259	1,973,310
Napco Security Technologies, Inc.	64,725	2,462,786
PAR Technology Corp. (a)	42,016	2,150,379
		9,430,905

Financial Services - 6.3%
HA Sustainable Infrastructure Capital, Inc.	117,496	3,318,087
Walker & Dunlop, Inc.	41,648	3,542,162
		6,860,249

Food Products - 3.1%
SunOpta, Inc. (a)	544,547	3,414,310

Gas Utilities - 3.7%
ONE Gas, Inc.	52,451	4,012,502

Ground Transportation - 2.3%
ArcBest Corp.	34,385	2,536,238

Health Care Equipment & Supplies - 6.7%
LeMaitre Vascular, Inc.	33,312	3,176,799
Merit Medical Systems, Inc. (a)	24,180	2,189,257
UFP Technologies, Inc. (a)	9,562	2,009,550
		7,375,606

Health Care Providers & Services - 6.9%
Progyny, Inc. (a)	48,544	1,149,037
RadNet, Inc. (a)	46,988	3,371,859
US Physical Therapy, Inc.	36,132	2,994,981
		7,515,877

Health Care Technology - 1.1%
Simulations Plus, Inc. (a)	83,044	1,176,733

Hotels, Restaurants & Leisure - 1.7%
BJ's Restaurants, Inc. (a)	56,631	1,900,536

Insurance - 4.6%
Skyward Specialty Insurance Group, Inc. (a)	39,275	1,896,982
Stewart Information Services Corp.	43,257	3,150,840
		5,047,822

Life Sciences Tools & Services - 2.5%
BioLife Solutions, Inc. (a)	110,188	2,760,209

Machinery - 6.2%
ESCO Technologies, Inc.	14,573	2,927,862
Helios Technologies, Inc.	70,701	3,834,822
		6,762,684

Media - 3.0%
DoubleVerify Holdings, Inc. (a)	203,375	3,308,911

Professional Services - 6.5%
Huron Consulting Group, Inc. (a)	20,686	2,833,154
Korn Ferry	58,197	4,314,726
		7,147,880

Software - 7.7%
Agilysys, Inc. (a)	29,099	3,175,283
PROS Holdings, Inc. (a)	143,607	2,225,909
Q2 Holdings, Inc. (a)	39,165	3,083,460
		8,484,652

Specialty Retail - 2.5%
Winmark Corp.	5,976	2,771,908

Trading Companies & Distributors - 2.3%
DXP Enterprises, Inc. (a)	20,457	2,554,670
TOTAL COMMON STOCKS (Cost $92,698,474)		108,308,399

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 4.20%(b)	1,034,883	1,034,883
TOTAL MONEY MARKET FUNDS (Cost $1,034,883)		1,034,883

TOTAL INVESTMENTS - 99.6% (Cost $93,733,357)		109,343,282
Other Assets in Excess of Liabilities - 0.4%		400,504
TOTAL NET ASSETS - 100.0%		$109,743,786
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Rockefeller US Small Cap Core Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$108,308,399	$–	$–	$108,308,399
Money Market Funds	1,034,883	–	–	1,034,883
Total Investments	$109,343,282	$–	$–	$109,343,282

Refer to the Schedule of Investments for further disaggregation of investment categories.